Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment Including Right-of-Use Assets
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Right of use	Total
	(in thousands)
Cost:
At January 1, 2022	$1,437	$28,842	$4,342	6,694	$41,315
Additions	15	3,891	222	458	4,586
Disposals	—	(175)	(54)	(73)	(302)
Exchange difference	(35)	(178)	(123)	—	(336)
At December 31, 2022	1,417	32,380	4,387	7,079	45,263
Additions	75	1,812	220	767	2,874
Disposals	—	(2)	(3)	(414)	(419)
Exchange difference	10	107	16	—	133
At December 31, 2023	1,502	34,297	4,620	7,432	47,851
Additions	—	772	70	462	1,304
Disposals	(77)	(727)	(275)	(705)	(1,784)
Exchange difference	(4)	(22)	(19)	—	(45)
At December 31, 2024	$1,421	$34,320	$4,396	$7,189	$47,326
Depreciation and impairment:
At January 1, 2022	1,286	24,805	3,894	3,320	33,305
Depreciation charge for the year	67	2,441	241	1,230	3,979
Disposals	—	(153)	(52)	(73)	(278)
Exchange difference	(20)	(122)	(90)	—	(232)
At December 31, 2022	1,333	26,971	3,993	4,477	36,774
Depreciation charge for the year	41	2,421	198	1,223	3,883
Impairment	—	711	—	—	711
Disposals	—	(2)	—	(414)	(416)
Exchange difference	7	69	8	—	84
At December 31, 2023	1,381	30,170	4,199	5,286	41,036
Depreciation charge for the year	21	1,656	225	1,201	3,103
Impairment	—	251	—	—	251
Disposals	(23)	(606)	(224)	(483)	(1,336)
Exchange difference	(4)	(15)	(17)	—	(36)
At December 31, 2024	$1,375	$31,456	$4,183	6,004	$43,018
Net book value:
At January 1, 2022	$151	$4,037	$448	3,374	$8,010
At December 31, 2022	84	5,409	394	2,602	8,489
At December 31, 2023	121	4,127	421	2,146	6,815
At December 31, 2024	$46	$2,864	$213	1,185	$4,308